Voya Equity Trust

Voya Global Multi-Asset Fund

Voya Multi-Manager Mid Cap Value Fund (each, a "Fund" and together, the "Funds")

Supplement dated May 2, 2023

to Voya Global Multi-Asset Fund's Class A, Class C, Class I, Class R6, and Class W Shares' Prospectus

and Voya Multi-Manager Mid Cap Value Fund's Class I Shares' Prospectus,

each dated September 30, 2022, as supplemented

(each, a "Prospectus" and together, the "Prospectuses")

Effective May 1, 2023: (1) Lanyon Blair, CFA, CAIA was added as a portfolio manager for the Funds; and (2) Barbara Reinhard, CFA was added as a portfolio manager for Voya Multi-Manager Mid Cap Value Fund. In addition, effective December 31, 2023, Paul Zemsky, CFA is retiring from Voya Investment Management Co. LLC and Voya Investments, LLC.

1.Effective December 31, 2023, all references to Paul Zemsky, CFA as a portfolio manager for the Funds are removed from the Prospectuses.

2.Effective immediately, the Prospectus for Voya Global Multi-Asset Fund is revised as follows:

a)The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in the Fund's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/18)
Paul Zemsky, CFA
Portfolio Manager (since 04/07)
Effective December 31, 2023
Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/18)

b)The table in the sub-section of the Prospectus entitled "Management of the Fund – The Sub- Adviser and Portfolio Managers – Individual Portfolio Managers" is deleted in its entirety and replaced with the following:

Portfolio	Investment	Fund	Recent Professional Experience
Manager	Adviser or
Sub-Adviser
Lanyon	Voya IM	Voya	Mr. Blair, Portfolio Manager, joined Voya IM in 2015 and is
Blair, CFA,		Global	Head of Manager Research and Selection for Multi-Asset
CAIA		Multi-Asset	Strategies and Solutions ("MASS"). He is responsible for
		Fund	manager research and selection activities across all asset
classes for the MASS group's multi-manager products. Prior to joining Voya IM, Mr. Blair was an analyst at Wells Fargo,
focusing on research and due diligence of equity, real estate, and multi-asset managers. Prior to that, he was an analyst
with Fidelity Investments, covering equity and real estate
managers. Mr. Blair began his career as a consultant with
FactSet Research Systems where he worked closely with
equity, fixed income, and real estate research teams.

Barbara	Voya IM	Voya	Ms. Reinhard, Portfolio Manager, joined Voya IM in 2016 and
Reinhard,		Global	is the head of asset allocation for Multi-Asset Strategies and
CFA		Multi-Asset	Solutions ("MASS"). She is responsible for strategic and
		Fund	tactical asset allocation decisions for the MASS team's multi-
asset strategies. Prior to joining Voya IM, Ms. Reinhard was the chief investment officer for Credit Suisse Private Bank in the Americas (2011-2016) where she managed discretionary
multi-asset portfolios, was a member of the global asset
allocation committee, and the pension investment committee.
Prior to that, she spent 20 years at Morgan Stanley.
Paul	Voya IM	Voya	Mr. Zemsky, Portfolio Manager and Chief Investment Officer of
Zemsky,		Global	Voya IM's Multi-Asset Strategies, joined Voya IM in 2005 as
CFA		Multi-Asset	head of derivative strategies. Mr. Zemsky will no longer serve
		Fund	as a Portfolio Manager of the Fund effective on or about
December 31, 2023.

3.Effective immediately, the Prospectus for Voya Multi-Manager Mid Cap Value Fund is revised as follows:

a)The sub-section of the Prospectus entitled "Portfolio Management – Investment Adviser – Portfolio Manager" in the Fund's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/23)
Paul Zemsky, CFA
Portfolio Manager (since 05/18)
Effective December 31, 2023
Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/23)

b)The table in the sub-section of the Prospectus entitled "Management of the Funds – The Sub- Advisers and Portfolio Managers – Individual Portfolio Managers" is revised to add line items with respect to Lanyon Blair, CFA, CAIA and Barbara Reinhard, CFA and to replace the line item with respect to Paul Zemsky, CFA with the following:

Portfolio	Adviser or	Fund	Recent Professional Experience
Manager	Sub-Adviser
Lanyon	Voya	Voya Multi-	Mr. Blair, Portfolio Manager, joined Voya IM in 2015 and is
Blair,	Investments	Manager Mid	Head of Manager Research and Selection for Multi-Asset
CFA, CAIA	(Investment	Cap Value	Strategies and Solutions ("MASS"). He is responsible for
	Adviser)	Fund	manager research and selection activities across all asset
classes for the MASS group's multi-manager products. Prior
to joining Voya IM, Mr. Blair was an analyst at Wells Fargo, focusing on research and due diligence of equity, real
estate, and multi-asset managers. Prior to that, he was an
analyst with Fidelity Investments, covering equity and real
estate managers. Mr. Blair began his career as a
consultant with FactSet Research Systems where he
worked closely with equity, fixed income, and real estate
research teams.

Barbara	Voya	Voya Multi-	Ms. Reinhard, Portfolio Manager, joined Voya IM in 2016
Reinhard,	Investments	Manager Mid	and is the head of asset allocation for Multi-Asset
CFA	(Investment	Cap Value	Strategies and Solutions ("MASS"). She is responsible for
	Adviser)	Fund	strategic and tactical asset allocation decisions for the
MASS team's multi-asset strategies. Prior to joining Voya
IM, Ms. Reinhard was the chief investment officer for Credit
Suisse Private Bank in the Americas (2011-2016) where
she managed discretionary multi-asset portfolios, was a
member of the global asset allocation committee, and the
pension investment committee. Prior to that, she spent 20
years at Morgan Stanley.
Paul	Voya	Voya Multi-	Mr. Zemsky, Portfolio Manager and Chief Investment
Zemsky,	Investments	Manager Mid	Officer of Voya IM's Multi-Asset Strategies, joined Voya IM
CFA	(Investment	Cap Value	in 2005 as head of derivative strategies. Mr. Zemsky will
	Adviser)	Fund	no longer serve as a Portfolio Manager of the Fund
effective on or about December 31, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Voya Equity Trust

Voya Global Multi-Asset Fund

Voya Multi-Manager Mid Cap Value Fund

(together, the "Funds")

Supplement dated May 2, 2023

to Voya Global Multi-Asset Fund's Class A, Class C, Class I, Class R6, and Class W Shares' Statement

of Additional Information, dated September 30, 2022, and Voya Multi-Manager Mid Cap Value Fund's Class I Shares' Statement of Additional Information, dated September 30, 2022, as supplemented

(each, an "SAI" and together, the "SAIs")

Effective May 1, 2023: (1) Lanyon Blair, CFA, CAIA was added as a portfolio manager for the Funds; and (2) Barbara Reinhard, CFA was added as a portfolio manager for Voya Multi-Manager Mid Cap Value Fund. In addition, effective December 31, 2023, Paul Zemsky, CFA is retiring from Voya Investment Management Co. LLC and Voya Investments, LLC.

1.Effective December 31, 2023, all references to Paul Zemsky, CFA as a portfolio manager for the Funds are removed from the SAIs.

2.Effective immediately, the SAI for Voya Global Multi-Asset Fund is revised as follows:

a)The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other

Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
	Number of	Total	Number of	Total	Number of	Total
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Lanyon Blair, CFA, CAIA2	0	$0	0	$0	0	$0

2 As of December 31, 2022.

b)The tables in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities" are amended to include the following:

	Portfolio Manager	Dollar Range of Predecessor Fund Shares Owned
Lanyon Blair, CFA, CAIA1		None
1	As of December 31, 2022.

	Portfolio Manager	Dollar Range of Predecessor Fund Shares Allocated Under Deferred Compensation
Lanyon Blair, CFA, CAIA1		$1-$10,000
1	As of December 31, 2022.

3.Effective immediately, the SAI for Voya Multi-Manager Mid Cap Value Fund is revised as follows:

a)The table in the sub-section of the SAI entitled "Adviser – Portfolio Management – Other

Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
	Number of	Total Assets	Number of	Total Assets	Number of	Total
Portfolio Manager	Accounts		Accounts		Accounts	Assets
Lanyon Blair, CFA, CAIA2	0	$0	0	$0	0	$0
Barbara Reinhard, CFA2	44	$15,002,288,817	8	$4,375,507,784	0	$0

2As of December 31, 2022.

b)The table in the sub-section of the SAI entitled "Adviser – Portfolio Management – Ownership of Securities" is amended to include the following:

Portfolio Manager	Dollar Range of Fund Shares Owned
Lanyon Blair, CFA, CAIA1	None
Barbara Reinhard, CFA1	None

1 As of December 31, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE